SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	Jun. 10, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts due to related parties		$ 4,214	$ 78,108
Shareholder Value Fund ("SVF")
Amounts due to related parties		$ 4,214
Subsequent Event [Member]
Number of ordinary shares to be issued	4,213,629